Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 28, 2013
Registrant Name	Gateway Trust
Central Index Key	0001406305
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

Gateway International Fund
Gateway International Fund
Investment Goal
Over the long term, the Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 45 of the Prospectus and on page 103 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Gateway International Fund (USD $)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Gateway International Fund		Class A	Class C	Class Y
Management fees		0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		1.36%	1.38%	1.61%
Total annual fund operating expenses		2.36%	3.13%	2.36%
Fee waiver and/or expense reimbursement	[1]	1.01%	1.03%	1.26%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.35%	2.10%	1.10%
[1]	Gateway Investment Advisers, LLC ("Gateway" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Gateway International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	705	1,178	1,677	3,043
Class C	313	869	1,550	3,368
Class Y	112	616	1,146	2,599

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Gateway International Fund Class C	213	869	1,550	3,368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from March 30, 2012 (the Fund's inception date) through November 30, 2012, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. The Fund may transact in options listed on established exchanges or may enter into privately negotiated over-the-counter ("OTC") index option contracts with counterparties that the Adviser believes to be creditworthy.

The Fund typically invests in common stocks of non-U.S. companies with small, medium or large market capitalizations. Ordinarily, the Fund invests in the securities of developed markets outside of the U.S., including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland. However, there are no geographic limits on the Fund's non-U.S. investments. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund's equity investments are traded. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option-based risk management strategy as efficiently as possible. The Adviser uses a multi-factor quantitative model when deciding which securities to buy or sell, constructing the stock portfolio in segments that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options. The model evaluates the broad range of equity securities in each of the markets to construct a portfolio of equities that meets criteria and constraints established by the Adviser. Generally, the Adviser seeks to minimize the difference between the performance of each segment of the stock portfolio and that of the corresponding index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors these differences and the other factors, and decides to purchase and sell stocks, as needed, in order to rebalance and adjust the stock portfolio from time to time. The Adviser expects the Fund's stock portfolio to generally represent the broad international developed equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. Under normal market conditions, the Fund will not spend at any time more than 5% of its assets to purchase index put options.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit/Counterparty Risk: Credit risk is the risk that the counterparty to a derivatives or other transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its OTC index option contracts. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC contracts, such as OTC options. As a result, when the Fund enters into OTC index option contracts, the Fund will be subject to the risk that its counterparties will not perform their obligations under the contracts and that the Fund will sustain losses or be unable to realize gains.

Correlation Risk: The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities are also subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from transacting in these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. The Fund does not intend to purchase illiquid equity securities.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Options Risk: The Fund may transact in index options traded on established exchanges or may transact in previously negotiated OTC index option contracts with counterparties that the Adviser believes to be creditworthy. OTC options pose risks not associated with exchange traded options because with OTC options there are no exchanges on which to close out open positions, no standardization of contracts, no assurances that counterparties will remain creditworthy or solvent and no assurances that there will be a liquid and/or maintained market for an OTC option.

In addition, the value of the Fund's positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's index option-based risk management strategy, and for these and other reasons the Fund's strategy may not reduce the Fund's volatility to the extent desired.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk/Return Bar Chart and Table
Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gateway Trust
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Gateway International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gateway International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Over the long term, the Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 45 of the Prospectus and on page 103 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from March 30, 2012 (the Fund's inception date) through November 30, 2012, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. The Fund may transact in options listed on established exchanges or may enter into privately negotiated over-the-counter ("OTC") index option contracts with counterparties that the Adviser believes to be creditworthy.

The Fund typically invests in common stocks of non-U.S. companies with small, medium or large market capitalizations. Ordinarily, the Fund invests in the securities of developed markets outside of the U.S., including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland. However, there are no geographic limits on the Fund's non-U.S. investments. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund's equity investments are traded. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option-based risk management strategy as efficiently as possible. The Adviser uses a multi-factor quantitative model when deciding which securities to buy or sell, constructing the stock portfolio in segments that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options. The model evaluates the broad range of equity securities in each of the markets to construct a portfolio of equities that meets criteria and constraints established by the Adviser. Generally, the Adviser seeks to minimize the difference between the performance of each segment of the stock portfolio and that of the corresponding index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors these differences and the other factors, and decides to purchase and sell stocks, as needed, in order to rebalance and adjust the stock portfolio from time to time. The Adviser expects the Fund's stock portfolio to generally represent the broad international developed equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Index Put Options

		The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. Under normal market conditions, the Fund will not spend at any time more than 5% of its assets to purchase index put options.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit/Counterparty Risk: Credit risk is the risk that the counterparty to a derivatives or other transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its OTC index option contracts. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC contracts, such as OTC options. As a result, when the Fund enters into OTC index option contracts, the Fund will be subject to the risk that its counterparties will not perform their obligations under the contracts and that the Fund will sustain losses or be unable to realize gains.

Correlation Risk: The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities are also subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from transacting in these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. The Fund does not intend to purchase illiquid equity securities.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Options Risk: The Fund may transact in index options traded on established exchanges or may transact in previously negotiated OTC index option contracts with counterparties that the Adviser believes to be creditworthy. OTC options pose risks not associated with exchange traded options because with OTC options there are no exchanges on which to close out open positions, no standardization of contracts, no assurances that counterparties will remain creditworthy or solvent and no assurances that there will be a liquid and/or maintained market for an OTC option.

In addition, the value of the Fund's positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's index option-based risk management strategy, and for these and other reasons the Fund's strategy may not reduce the Fund's volatility to the extent desired.

		Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.
Gateway International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.01%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	705
3 years	rr_ExpenseExampleYear03	1,178
5 years	rr_ExpenseExampleYear05	1,677
10 years	rr_ExpenseExampleYear10	3,043
Gateway International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.10%
1 year	rr_ExpenseExampleYear01	313
3 years	rr_ExpenseExampleYear03	869
5 years	rr_ExpenseExampleYear05	1,550
10 years	rr_ExpenseExampleYear10	3,368
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	869
5 years	rr_ExpenseExampleNoRedemptionYear05	1,550
10 years	rr_ExpenseExampleNoRedemptionYear10	3,368
Gateway International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.26%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	616
5 years	rr_ExpenseExampleYear05	1,146
10 years	rr_ExpenseExampleYear10	2,599

[1]	Gateway Investment Advisers, LLC ("Gateway" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gateway Trust
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013